UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2009

Shares	Description (1)	Value

	Common Stocks – 88.8% (63.8% of Total Investments)

	Aerospace & Defense – 6.7%

40,400	Lockheed Martin Corporation	$2,788,812
117,300	Raytheon Company	4,567,662

	Total Aerospace & Defense	7,356,474

	Commercial Banks – 6.0%

164,400	JPMorgan Chase & Co.	4,369,752
150,000	Wells Fargo & Company	2,136,000

	Total Commercial Banks	6,505,752

	Commercial Services & Supplies – 6.2%

290,300	Pitney Bowes Inc.	6,778,505

	Containers & Packaging – 2.4%

201,800	Packaging Corp. of America	2,627,436

	Diversified Telecommunication Services – 5.8%

105,500	AT&T Inc.	2,658,600
121,300	Verizon Communications Inc.	3,663,260

	Total Diversified Telecommunication Services	6,321,860

	Electric Utilities – 1.9%

60,400	EDP – Energias de Portugal, S.A., Sponsored ADR	2,109,772

	Food Products – 2.2%

105,006	Kraft Foods Inc.	2,340,584

	Household Products – 2.5%

60,000	Kimberly-Clark Corporation	2,766,600

	Industrial Conglomerates – 1.6%

175,000	General Electric Company	1,769,250

	Insurance – 7.7%

210,600	Hartford Financial Services Group, Inc.	1,653,210
174,100	MetLife, Inc.	3,964,257
69,000	Travelers Companies, Inc.	2,804,160

	Total Insurance	8,421,627

	Machinery – 1.9%

75,000	Caterpillar Inc.	2,097,000

	Media – 0.7%

200,000	CBS Corporation, Class B	768,000

	Metals & Mining – 4.0%

72,000	Barrick Gold Corporation	2,334,240
30,800	POSCO, ADR	2,058,364

	Total Metals & Mining	4,392,604

	Multi-Utilities – 1.8%

139,090	United Utilities PLC, Sponsored ADR	1,919,442

	Oil, Gas & Consumable Fuels – 12.3%

50,000	Chevron Corporation	3,362,000
90,000	ConocoPhillips	3,524,400
87,000	Eni S.p.A., Sponsored ADR	3,333,840
66,000	Total S.A., Sponsored ADR	3,237,960

	Total Oil, Gas & Consumable Fuels	13,458,200

	Pharmaceuticals – 13.4%

94,500	GlaxoSmithKline PLC, ADR	2,936,115
137,500	Merck & Co. Inc.	3,678,125
224,300	Pfizer Inc.	3,054,966
180,000	Sanofi-Aventis, ADR	5,027,400

	Total Pharmaceuticals	14,696,606

	Road & Rail – 1.7%

46,000	Union Pacific Corporation	1,891,060

	Software – 4.5%

138,500	CA Inc.	2,438,985
132,100	Microsoft Corporation	2,426,677

	Total Software	4,865,662

	Tobacco – 5.5%

45,000	Lorillard Inc.	2,778,300
91,900	Philip Morris International	3,269,802

	Total Tobacco	6,048,102

	Total Common Stocks (cost $132,673,662)	97,134,536

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or Similar) Preferred Securities – 6.5% (4.7% of Total Investments)

	Capital Markets – 0.3%

25,000	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	$348,500

	Commercial Banks – 2.0%

25,000	Banco Santander Finance	6.500%	Aa3	349,750
20,000	Bank of America Corporation	8.200%	BB-	219,200
15,000	Bank of America Corporation, Series D	6.204%	BB-	149,850
25,000	Barclays Bank PLC	6.625%	A	269,750
17,100	Credit Suisse	7.900%	Aa3	291,042
44,295	HSBC USA Inc.	6.500%	A-	577,607
25,000	Royal Bank of Scotland Group PLC, Series M	6.400%	Ba2	143,500
25,000	Royal Bank of Scotland Group PLC	6.600%	Ba2	144,500

	Total Commercial Banks			2,145,199

	Diversified Financial Services – 0.3%

25,000	ING Groep N.V.	7.200%	A3	244,500
5,000	ING Groep N.V.	7.050%	BBB	45,600

	Total Diversified Financial Services			290,100

	Electric Utilities – 2.7%

5,400	Consolidated Edison Company of New York Inc.	5.000%	A3	468,450
27,400	Georgia Power Company	6.125%	N/A	670,615
5,000	Gulf Power Company	6.450%	BBB+	498,375
19,100	Mississippi Power Company	5.250%	A3	463,175
25,000	PPL Electric Utilities Corporation	6.250%	BBB	497,658
5,000	Southern California Edison Company	6.125%	Baa2	377,187

	Total Electric Utilities			2,975,460

	Insurance – 1.2%

31,900	Aegon N.V.	6.375%	Baa1	204,160
22,800	Arch Capital Group Limited	8.000%	BBB-	452,580
20,500	Endurance Specialty Holdings Limited	7.750%	BBB-	273,675
30,000	Prudential PLC	6.750%	A-	383,100

	Total Insurance			1,313,515

	Total $25 Par (or Similar) Preferred Securities (cost $11,918,906)			7,072,774

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 34.4% (24.7% of Total Investments) (3)

	Aerospace & Defense – 1.3%

$775	Hexcel Corporation, Term Loan B	3.400%	3/01/12	BB+	$690,029
694	Vought Aircraft Industries, Inc., Term Loan	3.020%	12/22/11	Ba3	551,444
242	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	2.936%	12/22/10	Ba3	179,394

1,711	Total Aerospace & Defense				1,420,867

	Chemicals – 1.1%

874	Georgia Gulf Corporation, Term Loan	8.696%	10/03/13	B	383,307
906	Rockwood Specialties Group, Inc., Term Loan E	2.268%	7/30/12	BB+	796,303

1,780	Total Chemicals				1,179,610

	Containers & Packaging – 1.9%

1,872	Graham Packaging Company, L.P., Term Loan	3.567%	10/07/11	B+	1,606,046
74	Smurfit-Stone Container Corporation, Deposit-Funded Commitment, (5)	4.500%	11/01/10	BB-	49,564
84	Smurfit-Stone Container Corporation, Term Loan B, (5)	2.750%	11/01/11	BB-	56,406
158	Smurfit-Stone Container Corporation, Term Loan C, (5)	2.750%	11/01/11	BB-	106,760
122	Smurfit-Stone Container Corporation, Term Loan, Canadian Revolver, (5)	3.070%	11/01/09	BB-	81,985
312	Smurfit-Stone Container Corporation, Term Loan, US Revolver, (5)	3.070%	11/01/09	BB-	192,384
48	Smurfit-Stone Container Corporation, Tranche C1, (5)	2.750%	11/01/11	BB-	32,278

2,670	Total Containers & Packaging				2,125,423

	Diversified Consumer Services – 0.8%

958	Weight Watchers International, Inc., Term Loan B	2.381%	1/26/14	BB+	893,714

	Diversified Telecommunication Services – 0.8%

953	MetroPCS Wireless, Inc., Term Loan	3.213%	11/03/13	Ba2	869,341

	Electric Utilities – 2.8%

1,702	Dynegy Holdings, Inc., Delayed Term Loan	2.020%	4/02/13	Ba1	1,490,426
293	Dynegy Holdings, Inc., Term Loan	2.020%	4/02/13	Ba1	256,912
1,970	TXU Corporation, Term Loan B2	4.033%	10/10/14	Ba3	1,306,972

3,965	Total Electric Utilities				3,054,310

	Electrical Equipment – 1.2%

1,409	Sensus Metering Systems, Inc., Term Loan B1	2.856%	12/17/10	BB	1,274,870

	Health Care Providers & Services – 2.3%

460	IASIS Healthcare LLC, Delayed Term Loan	2.518%	3/14/14	Ba2	392,221
124	IASIS Healthcare LLC, Letter of Credit	0.418%	3/14/14	Ba2	105,382
1,330	IASIS Healthcare LLC, Term Loan	2.518%	3/14/14	Ba2	1,133,442
970	Quintiles Transnational Corporation, Term Loan B	2.957%	3/29/13	BB	870,575

2,884	Total Health Care Providers & Services				2,501,620

	Hotels, Restaurants & Leisure – 3.3%

1,940	24 Hour Fitness Worldwide, Inc., Term Loan B	3.489%	6/08/12	Ba3	989,400
763	CBRL Group, Inc., Term Loan B1	2.688%	4/27/13	BB-	657,589
92	CBRL Group, Inc., Term Loan B2	2.000%	4/28/13	BB-	79,108
89	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	52,344
445	Travelport LLC, Term Loan	3.023%	8/23/13	Ba2	260,869
595	Venetian Casino Resort LLC, Delayed Term Loan	2.270%	5/23/14	B-	318,965
2,358	Venetian Casino Resort LLC, Term Loan	2.270%	5/23/14	B-	1,263,004

6,282	Total Hotels, Restaurants & Leisure				3,621,279

	Insurance – 0.3%

1,152	Conseco, Inc., Term Loan	2.564%	10/10/13	Caa1	374,294

	IT Services – 2.8%

1,970	First Data Corporation, Term Loan B1	3.272%	9/24/14	Ba3	1,334,552
2,017	SunGard Data Systems, Inc., Term Loan B	2.696%	2/28/14	BB	1,719,112

3,987	Total IT Services				3,053,664

	Machinery – 1.3%

1,995	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	1,433,906

	Media – 8.1%

1,965	CanWest Mediaworks LP, Term Loan	3.256%	7/10/15	B3	751,612
1,960	Cequel Communications LLC, Term Loan B	2.521%	11/05/13	BB-	1,699,755
2,172	Charter Communications Operating Holdings LLC, Term Loan	3.211%	3/06/14	B1	1,783,261
1,955	Idearc, Inc., Term Loan, (5), (6)	3.220%	11/17/14	B3	755,119
965	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.768%	4/08/12	N/R	435,915
953	Neilsen Finance LLC, Term Loan	2.533%	8/09/13	Ba3	745,656
1,975	Tribune Company, Term Loan B, (5), (6)	3.920%	6/04/14	Ca	522,316
341	Tribune Company, Term Loan X, (5), (6)	3.420%	6/04/09	Ca	88,576
2,000	Univision Communications, Inc., Term Loan	2.768%	9/29/14	B2	1,048,750
1,124	WMG Acquisition Corporation, Term Loan	2.982%	2/28/11	BB	992,670

15,410	Total Media				8,823,630

	Metals & Mining – 2.0%

1,010	Amsted Industries, Inc., Delayed Term Loan	3.243%	4/06/13	BB	913,760
1,390	Amsted Industries, Inc., Term Loan	3.124%	4/06/13	BB	1,258,211

2,400	Total Metals & Mining				2,171,971

	Pharmaceuticals – 1.0%

1,128	Mylan Laboratories, Inc., Term Loan	4.367%	10/02/14	BB	1,050,485

	Real Estate Management & Development – 0.6%

1,320	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	717,750

	Road & Rail – 0.8%

1,767	Swift Transportation Company, Inc., Term Loan	3.750%	5/10/14	B-	905,815

	Specialty Retail – 0.6%

1,480	TRU 2005 RE Holding Co I LLC, Term Loan	3.497%	12/08/09	B3	680,949

	Trading Companies & Distributors – 1.4%

912	Ashtead Group Public Limited Company, Term Loan	2.375%	8/31/11	BB+	775,200
196	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.598%	1/20/14	B+	144,327
804	Brenntag Holdings GmbH & Co. KG, Facility B2	3.206%	1/20/14	B+	590,673

1,912	Total Trading Companies & Distributors				1,510,200

$55,163	Total Variable Rate Senior Loan Interests (cost $55,072,737)				37,663,698

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 9.5% (6.8% of Total Investments)

$10,423	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $10,423,336, collateralized by $10,570,000 U.S. Treasury Notes, 1.750%, due 1/31/14, value $10,636,063	0.100%	4/01/09	$10,423,307

	Total Short-Term Investments (cost $10,423,307)			10,423,307

	Total Investments (cost $210,088,612) – 139.2%			152,294,315

	Borrowings – (14.2)% (7), (8)			(15,500,000)

	Other Assets Less Liabilities – 1.4%			1,430,233

	FundPreferred Shares, at Liquidation Value – (26.4)% (7)			(28,850,000)

	Net Assets Applicable to Common Shares – 100%			$109,374,548

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$109,228,183	$43,066,132	$—	$152,294,315

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2009, the cost of investments was $212,602,942.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$8,955,171
Depreciation	(69,263,798)

Net unrealized appreciation (depreciation) of investments	$(60,308,627)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(4)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	This issue is under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 10.2% and 18.9%, respectively.

(8)
The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $55,906,785 have been pledged as collateral for Borrowings.

N/A	Not applicable/not available.

N/R	Not rated.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009